INSURANCE CONTRACTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Opening balances on January 1	R$ 378,792,820
Balance on December 31, 2024	419,715,476	R$ 378,792,820
Insurance contracts other than those to which premium allocation approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	363,410,859	331,148,632
Changes related to current period (Insurance revenue)	(61,111,265)	(57,340,928)
Total retrospective method contracts	(1,135,994)	(1,575,038)
Fair value method contracts	(4,507,518)	(4,953,570)
Issuance of contracts after transition (Other contracts)	(1,873,557)	(1,223,535)
Appropriation related to best output estimate	(17,961)	(42,847)
Appropriation relating to contracts premium allocation approach	(53,576,235)	(49,545,938)
Technical changes related to future periods	810,204	(686,418)
Changes in estimates that adjust the contractual service margin	(22,744)	(507,098)
Changes in estimates that do not adjust the contractual service margin (OCI)	(1,465,358)	(3,550,695)
Appropriation/constitution regarding best output estimate	909,115	1,623,257
Contracts initially recognized in the period	1,389,191	1,748,118
Insurance expenses	4,956,009	5,397,559
Constitution of onerous contracts	247,134	1,334,682
Acquisition cost	4,708,875	4,062,877
Financial expenses	46,796,759	29,152,854
Financial expenses of insurance contracts	46,796,759	29,152,854
Cash flows	47,876,120	55,739,160
Premiums received	100,269,373	101,836,940
Investment component	(47,689,292)	(41,788,964)
Insurance acquisition costs cash flow	(4,703,961)	(4,308,816)
Balance on December 31, 2024	402,738,686	363,410,859
Insurance contracts other than those to which premium allocation approach has been applied [member] | B B A V F A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	359,997,742	327,891,751
Changes related to current period (Insurance revenue)	(7,535,030)	(7,794,990)
Total retrospective method contracts	(1,135,994)	(1,575,038)
Fair value method contracts	(4,507,518)	(4,953,570)
Issuance of contracts after transition (Other contracts)	(1,873,557)	(1,223,535)
Appropriation related to best output estimate	(17,961)	(42,847)
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	4,733,370	(68,395)
Changes in estimates that adjust the contractual service margin	(22,744)	(507,098)
Changes in estimates that do not adjust the contractual service margin (OCI)	(1,465,358)	(3,550,695)
Appropriation/constitution regarding best output estimate	909,115	1,623,257
Contracts initially recognized in the period	5,312,357	2,366,141
Insurance expenses	501,387	1,558,844
Constitution of onerous contracts	247,134	1,334,682
Acquisition cost	254,253	224,162
Financial expenses	46,796,759	29,152,854
Financial expenses of insurance contracts	46,796,759	29,152,854
Cash flows	(4,460,933)	9,257,678
Premiums received	43,647,318	51,516,743
Investment component	(47,689,292)	(41,788,964)
Insurance acquisition costs cash flow	(418,959)	(470,101)
Balance on December 31, 2024	400,033,295	359,997,742
Insurance contracts other than those to which premium allocation approach has been applied [member] | P P A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	3,413,117	3,256,881
Changes related to current period (Insurance revenue)	(53,576,235)	(49,545,938)
Total retrospective method contracts
Fair value method contracts
Issuance of contracts after transition (Other contracts)
Appropriation related to best output estimate
Appropriation relating to contracts premium allocation approach	(53,576,235)	(49,545,938)
Technical changes related to future periods	(3,923,166)	(618,023)
Changes in estimates that adjust the contractual service margin
Changes in estimates that do not adjust the contractual service margin (OCI)
Appropriation/constitution regarding best output estimate
Contracts initially recognized in the period	(3,923,166)	(618,023)
Insurance expenses	4,454,622	3,838,715
Constitution of onerous contracts
Acquisition cost	4,454,622	3,838,715
Financial expenses
Financial expenses of insurance contracts
Cash flows	52,337,053	46,481,482
Premiums received	56,622,055	50,320,197
Investment component
Insurance acquisition costs cash flow	(4,285,002)	(3,838,715)
Balance on December 31, 2024	2,705,391	3,413,117
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | B E L [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	326,129,277	295,007,749
Changes related to current period (Insurance revenue)	(5,574,087)	(5,297,914)
Total retrospective method contracts	(558,471)	(596,582)
Fair value method contracts	(3,925,741)	(3,979,828)
Issuance of contracts after transition (Other contracts)	(1,071,914)	(678,657)
Appropriation related to best output estimate	(17,961)	(42,847)
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	6,852,561	(1,221,520)
Changes in estimates that adjust the contractual service margin	9,089,018	4,826,038
Changes in estimates that do not adjust the contractual service margin (OCI)	(1,417,395)	(3,443,788)
Appropriation/constitution regarding best output estimate	5,488	3,219
Contracts initially recognized in the period	(824,550)	(2,606,989)
Insurance expenses	254,253	224,162
Constitution of onerous contracts
Acquisition cost	254,253	224,162
Financial expenses	45,340,000	28,159,122
Financial expenses of insurance contracts	45,340,000	28,159,122
Cash flows	(4,460,933)	9,257,678
Premiums received	43,647,318	51,516,743
Investment component	(47,689,292)	(41,788,964)
Insurance acquisition costs cash flow	(418,959)	(470,101)
Balance on December 31, 2024	368,541,071	326,129,277
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | R A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	1,713,661	1,832,047
Changes related to current period (Insurance revenue)	(183,388)	(168,464)
Total retrospective method contracts	(23,137)	(30,954)
Fair value method contracts	(111,194)	(114,747)
Issuance of contracts after transition (Other contracts)	(49,057)	(22,763)
Appropriation related to best output estimate
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	(258,151)	(71,048)
Changes in estimates that adjust the contractual service margin	(396,880)	(128,048)
Changes in estimates that do not adjust the contractual service margin (OCI)	(47,963)	(106,907)
Appropriation/constitution regarding best output estimate
Contracts initially recognized in the period	186,692	163,907
Insurance expenses
Constitution of onerous contracts
Acquisition cost
Financial expenses	147,828	121,126
Financial expenses of insurance contracts	147,828	121,126
Cash flows
Premiums received
Investment component
Insurance acquisition costs cash flow
Balance on December 31, 2024	1,419,950	1,713,661
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | C S M [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	24,695,113	24,414,758
Changes related to current period (Insurance revenue)	(1,777,555)	(2,328,612)
Total retrospective method contracts	(554,386)	(947,502)
Fair value method contracts	(470,583)	(858,995)
Issuance of contracts after transition (Other contracts)	(752,586)	(522,115)
Appropriation related to best output estimate
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	(1,861,042)	1,736,361
Changes in estimates that adjust the contractual service margin	(8,714,884)	(4,692,900)
Changes in estimates that do not adjust the contractual service margin (OCI)
Appropriation/constitution regarding best output estimate	903,627	1,620,038
Contracts initially recognized in the period	5,950,215	4,809,223
Insurance expenses
Constitution of onerous contracts
Acquisition cost
Financial expenses	1,247,586	872,606
Financial expenses of insurance contracts	1,247,586	872,606
Cash flows
Premiums received
Investment component
Insurance acquisition costs cash flow
Balance on December 31, 2024	22,304,102	24,695,113
Loss component [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | B E L [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	7,459,691	6,637,197
Changes related to current period (Insurance revenue)
Total retrospective method contracts
Fair value method contracts
Issuance of contracts after transition (Other contracts)
Appropriation related to best output estimate
Appropriation relating to contracts premium allocation approach
Technical changes related to future periods	2	(512,188)
Changes in estimates that adjust the contractual service margin	2	(512,188)
Changes in estimates that do not adjust the contractual service margin (OCI)
Appropriation/constitution regarding best output estimate
Contracts initially recognized in the period
Insurance expenses	247,134	1,334,682
Constitution of onerous contracts	247,134	1,334,682
Acquisition cost
Financial expenses	61,345
Financial expenses of insurance contracts	61,345
Cash flows
Premiums received
Investment component
Insurance acquisition costs cash flow
Balance on December 31, 2024	R$ 7,768,172	R$ 7,459,691